Statements of Operations - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Revenues
Expenses:
General and administrative expenses	229,999			35,938			544,014	102,417	125,039	1,331,947
Loss from operations	(248,863)			(36,719)			(576,787)	(105,807)	(125,039)	(1,331,947)
Net loss before provision for income taxes	(248,863)			(36,719)			(576,787)	(105,807)	(125,039)	(1,331,947)
Provision for income taxes
Net loss	$ (248,863)	$ (230,564)	$ (97,360)	$ (36,719)	$ (45,385)	$ (23,703)	$ (576,787)	$ (105,807)	$ (125,039)	$ (1,331,947)
Net loss per common share:
Basic and diluted	$ (0.01)			$ (0.00)			$ (0.02)	$ (0.00)	$ (0.01)	$ (0.06)
Weighted average common shares outstanding:
Basic and diluted	23,561,493			22,788,416			23,344,000	22,731,847	22,749,087	21,323,219